Non-current receivables - Schedule of non-current receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Shareholders loans to joint ventures	$ 24	$ 30,242
Derivatives	18,091	6,392
Other non-current receivables	13,855	14,426
Lease receivables	2,854	4,578
Investment	1	1
Total non-current receivables	$ 34,825	$ 55,639